SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net change in non-cash working capital items:
Deferred revenues	$ 573
Accounts payable and accrued liabilities	2,329	(136)	708
Prepaid expenses and other assets	981	(1,672)	(115)
Amounts receivable	543	(1,585)	(355)
Taxes payable	(358)	(292)	(14)
Amounts due to related parties	(44)	1	42
Taxes recoverable	1,017	(2,828)	(1,323)
Inventory	(42)	(2,565)	(41)
Net change in non-cash working capital items	$ 4,999	$ (9,077)	$ (1,098)